Currency translation rates	3 Months Ended
Jun. 30, 2018
Foreign Exchange Rates [Line Items]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory

Note 17 Currency translation rates

The following table shows the rates of the main currencies used to translate the financial information of UBS AG’s foreign operations into Swiss francs.

	Spot rate				Average rate[1]
	As of				For the quarter ended			Year-to-date
	30.6.18	31.3.18	31.12.17	30.6.17	30.6.18	31.3.18	30.6.17	30.6.18	30.6.17
1 USD	0.99	0.95	0.97	0.96	0.99	0.94	0.97	0.97	0.99
1 EUR	1.16	1.17	1.17	1.10	1.17	1.16	1.09	1.16	1.08
1 GBP	1.31	1.34	1.32	1.25	1.33	1.32	1.26	1.32	1.26
100 JPY	0.89	0.90	0.86	0.85	0.90	0.88	0.87	0.89	0.88
1 Monthly income statement items of foreign operations with a functional currency other than the Swiss franc are translated with month-end rates into Swiss francs. Disclosed average rates for a quarter represent an average of three month-end rates, weighted according to the income and expense volumes of all foreign operations of UBS AG with the same functional currency for each month. Weighted average rates for individual business divisions may deviate from the weighted average rates for UBS AG.